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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                October 14, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   The Weitz Funds
      (File Nos. 811-21410 and 333-107797)
      -----------------------------------

Dear Sir or Madam:

     We are transmitting herewith for electronic filing via the EDGAR system pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A for The Weitz Funds (the "Trust").

     This filing is being made for the sole purpose of adding a proposed new investment series, Partners III Opportunity Fund, to the Trust.

     In accordance with Rule 485(a) of the Securities Act of 1933, it is proposed that this filing will become effective seventy-five days after filing.

     Please do not hesitate to contact the undersigned at (202) 261-3364 or Cynthia Baughman at (202) 261-3371 with any questions or comments you may have regarding this filing.

                                                      Sincerely,

                                          /s/     Patrick W.D. Turley, Esq.
                                          ---------------------------------
                                                  Patrick W.D. Turley, Esq.


cc:  Mary Beerling, Esq.